Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss)
Other Comprehensive Income
The change in the component of accumulated other comprehensive income, net of taxes ("AOCI"), is summarized as follows:

(in millions)	Foreign currency translation adjustments	AOCI
Balance at January 1, 2011	$209	209
Other comprehensive loss attributable to QVC, Inc. shareholder	(15)	(15)
Balance at December 31, 2011	194	194
Other comprehensive loss attributable to QVC, Inc. shareholder	(8)	(8)
Balance at December 31, 2012	186	186
Other comprehensive loss attributable to QVC, Inc. shareholder	(47)	(47)
Balance at December 31, 2013	139	139

The component of other comprehensive income is reflected in QVC's consolidated statements of comprehensive income, net of taxes. The following table summarizes the tax effects related to the component of other comprehensive income:

(in millions)	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Year ended December 31, 2013:
Foreign currency translation adjustments	$(64)	(8)	(72)
Other comprehensive loss	(64)	(8)	(72)

Year ended December 31, 2012:
Foreign currency translation adjustments	$(48)	21	(27)
Other comprehensive loss	(48)	21	(27)

Year ended December 31, 2011:
Foreign currency translation adjustments	$(20)	10	(10)
Other comprehensive loss	(20)	10	(10)